Fair Value of Financial Instruments - Reconciliation of Beginning and Ending Balances for assets Measures at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfer of cost method investment to Level 3 fair value measurement		$ 4,244
Change in fair value of Level 3 fair value measurements		8,100
Fair value, end of period	$ 49,752	79,546
Flotek Industries, Inc
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Acquisition		20,000
Change In Fair Value Of Acquired Entities	2,120
Change In Fair Value Due To Elimination Of Convertible Notes	(30,220)
BPC
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Acquisition		$ 47,202
Change In Fair Value Of Acquired Entities	$ (1,694)